Crawford Large Cap Dividend Fund
Schedule of Investments
September 30, 2022 - (Unaudited)
COMMON STOCKS — 99.56% Shares Fair Value
Communications — 4.35%
Comcast Corp., Class A 43,000 $ 1,261,190
Omnicom Group, Inc. 14,850 936,887
2,198,077
Consumer Discretionary — 9.10%
Genuine Parts Co. 13,940 2,081,521
Hasbro, Inc. 11,000 741,620
Home Depot, Inc. (The) 6,410 1,768,775
4,591,916
Consumer Staples — 10.89%
Coca-Cola Co. (The) 28,000 1,568,559
Mondelez International, Inc., Class A 25,850 1,417,356
Philip Morris International, Inc. 18,250 1,514,933
Procter & Gamble Co. (The) 7,900 997,375
5,498,223
Financials — 17.79%
American Express Co. 10,900 1,470,519
BlackRock, Inc. 2,100 1,155,588
Chubb Ltd. 5,920 1,076,730
JPMorgan Chase & Co. 6,700 700,150
M&T Bank Corp. 4,000 705,280
Marsh & McLennan Cos., Inc. 7,000 1,045,030
Northern Trust Corp. 14,320 1,225,219
Willis Towers Watson PLC 7,978 1,603,099
8,981,615
Health Care — 17.48%
AbbVie, Inc. 12,500 1,677,625
AstraZeneca PLC - ADR 27,500 1,508,100
Cardinal Health, Inc. 3,000 200,040
Johnson & Johnson 13,140 2,146,551
Medtronic PLC 16,000 1,292,000
Merck & Co., Inc. 20,170 1,737,040
Stryker Corp. 1,300 263,302
8,824,658
Industrials — 15.87%
Honeywell International, Inc. 7,200 1,202,184
Hubbell, Inc. 6,640 1,480,720
Johnson Controls International PLC 31,600 1,555,352
Raytheon Technologies Corp. 12,500 1,023,250
TE Connectivity Ltd. 6,000 662,160
United Parcel Service, Inc., Class B 12,930 2,088,712
8,012,378
Technology — 22.37%
Accenture PLC, Class A 5,840 1,502,632
Fidelity National Information Services, Inc. 11,500 869,055
Global Payments, Inc. 9,700 1,048,085

Crawford Large Cap Dividend Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)
COMMON STOCKS — 99.56% - (continued) Shares Fair Value
Technology — 22.37% - (continued)
International Business Machines Corp. 8,000 $ 950,480
Microsoft Corp. 10,370 2,415,173
S&P Global, Inc. 3,600 1,099,260
SAP SE - ADR 9,500 771,875
Texas Instruments, Inc. 13,350 2,066,313
Visa, Inc., Class A 3,200 568,480
11,291,353
Utilities — 1.71%
American Electric Power Co., Inc. 10,000 864,500
Total Common Stocks (Cost $32,449,614) 50,262,720
MONEY MARKET FUNDS - 0.46%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 2.84%
(a)
231,081 231,081
Total Money Market Funds (Cost $231,081) 231,081
Total Investments — 100.02% (Cost $32,680,695) 50,493,801
Liabilities in Excess of Other Assets — (0.02)% (11,838)
NET ASSETS — 100.00% $ 50,481,963
(a) Rate disclosed is the seven day effective yield as of September 30, 2022.
ADR - American Depositary Receipt.

Crawford Small Cap Dividend Fund
Schedule of Investments
September 30, 2022 - (Unaudited)
COMMON STOCKS — 99.28% Shares Fair Value
Consumer Discretionary — 10.47%
Academy Sports & Outdoors, Inc. 87,110 $ 3,674,300
Carter's, Inc. 42,874 2,809,533
Columbia Sportswear Co. 42,800 2,880,440
Hanesbrands, Inc. 285,000 1,983,600
HNI Corp. 89,944 2,384,415
JOANN, Inc. 365,492 2,419,557
Johnson Outdoors, Inc., Class A 51,113 2,622,608
Leggett & Platt, Inc. 89,570 2,975,516
Monro, Inc. 63,248 2,748,758
Rocky Brands, Inc. 88,553 1,776,373
Wolverine World Wide, Inc. 136,943 2,107,553
28,382,653
Consumer Staples — 8.63%
Casey's General Stores, Inc. 21,887 4,432,554
Flowers Foods, Inc. 110,461 2,727,282
Inter Parfums, Inc. 38,945 2,938,790
J&J Snack Foods Corp. 25,578 3,311,584
MGP Ingredients, Inc. 50,661 5,378,172
PriceSmart, Inc. 50,484 2,907,374
Turning Point Brands, Inc. 79,500 1,687,785
23,383,541
Energy — 1.48%
DT Midstream, Inc. 77,506 4,021,786
Financials — 22.57%
Artisan Partners Asset Management, Inc., Class A 89,308 2,405,064
BancFirst Corp. 41,231 3,688,938
First Hawaiian, Inc. 122,076 3,006,732
Glacier Bancorp, Inc. 60,462 2,970,498
Hanover Insurance Group, Inc. 42,159 5,402,254
Houlihan Lokey, Inc. 55,326 4,170,474
Lazard Ltd., Class A 77,739 2,474,432
Old Republic International Corp. 161,397 3,378,039
SouthState Corp. 76,468 6,050,147
Stock Yards Bancorp, Inc. 55,584 3,780,268
Trico Bancshares 127,698 5,701,716
Valley National Bancorp 518,456 5,599,325
Walker & Dunlop, Inc. 52,274 4,376,902
Webster Financial Corp. 89,050 4,025,060
WSFS Financial Corp. 88,649 4,118,633
61,148,482
Health Care — 9.33%
Atrion Corp. 9,956 5,625,140
CONMED Corp. 66,391 5,322,566
LeMaitre Vascular, Inc. 73,033 3,701,312
Perrigo Co. PLC 101,801 3,630,224

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)
COMMON STOCKS — 99.28% - (continued) Shares Fair Value
Health Care — 9.33% - (continued)
Psychemedics Corp. 216,581 $ 1,396,947
U.S. Physical Therapy, Inc. 73,813 5,611,265
25,287,454
Industrials — 25.31%
AZZ, Inc. 107,707 3,932,383
ESCO Technologies, Inc. 79,744 5,856,399
Franklin Electric Co., Inc. 73,818 6,031,668
Hackett Group, Inc. (The) 319,513 5,661,771
Healthcare Services Group, Inc. 181,535 2,194,758
Landstar System, Inc. 11,218 1,619,543
Littelfuse, Inc. 24,102 4,788,826
Moog, Inc., Class A 58,475 4,113,717
MSC Industrial Direct Co., Inc., Class A 63,857 4,649,428
Mueller Water Products, Inc., Class A 434,022 4,457,406
National Instruments Corp. 164,651 6,213,929
nVent Electric PLC 177,759 5,618,962
Standex International, Inc. 42,612 3,479,270
Tennant Co. 50,391 2,850,115
Valmont Industries, Inc. 16,941 4,550,691
Woodward, Inc. 31,690 2,543,439
68,562,305
Materials — 2.04%
HB Fuller Co. 91,806 5,517,541
Real Estate — 4.18%
Armada Hoffler Properties, Inc. 204,006 2,117,582
Four Corners Property Trust, Inc. 91,401 2,210,990
Independence Realty Trust, Inc. 260,343 4,355,538
STAG Industrial, Inc. 93,278 2,651,894
11,336,004
Technology — 13.92%
Absolute Software Corp. 386,525 4,487,555
American Software, Inc., Class A 369,697 5,663,758
AudioCodes, Ltd. 202,580 4,418,270
Azenta, Inc. 67,627 2,898,493
Cass Information Systems, Inc. 86,302 2,993,816
Power Integrations, Inc. 74,741 4,807,341
Sapiens International Corp. NV 172,250 3,303,755
Simulations Plus, Inc. 118,005 5,727,963
TTEC Holdings, Inc. 76,536 3,391,311
37,692,262
Utilities — 1.35%
Black Hills Corp. 54,052 3,660,942
Total Common Stocks (Cost $265,406,179) 268,992,970

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)
MONEY MARKET FUNDS - 0.83%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 2.84%
(a)
2,258,430 $ 2,258,430
Total Money Market Funds (Cost $2,258,430) 2,258,430
Total Investments — 100.11% (Cost $267,664,609) 271,251,400
Liabilities in Excess of Other Assets — (0.11)% (291,823)
NET ASSETS — 100.00% $ 270,959,577
(a) Rate disclosed is the seven day effective yield as of September 30, 2022.

Crawford Multi-Asset Income Fund
Schedule of Investments
September 30, 2022 - (Unaudited)
COMMON STOCKS — 48.83% Shares Fair Value
Communications — 4.32%
AT&T, Inc. 55,800 $ 855,972
BCE, Inc. 58,920 2,471,105
Verizon Communications, Inc. 53,360 2,026,079
5,353,156
Consumer Staples — 3.52%
Kraft Heinz Co. (The) 74,160 2,473,236
Philip Morris International, Inc. 22,700 1,884,327
4,357,563
Energy — 11.30%
DT Midstream, Inc. 40,430 2,097,913
Kinder Morgan, Inc. 237,580 3,953,331
ONEOK, Inc. 66,560 3,410,534
Williams Companies, Inc. (The) 158,450 4,536,424
13,998,202
Financials — 5.94%
Huntington Bancshares, Inc. 298,640 3,936,075
New Residential Investment Corp. 213,890 1,565,675
New York Community Bancorp, Inc. 217,820 1,858,005
7,359,755
Health Care — 4.61%
AbbVie, Inc. 21,660 2,906,988
Gilead Sciences, Inc. 45,495 2,806,587
5,713,575
Industrials — 0.98%
BAE Systems PLC - ADR 34,650 1,215,002
Real Estate — 12.00%
Alexander's, Inc. 12,680 2,649,613
Brandywine Realty Trust 193,970 1,309,298
Four Corners Property Trust, Inc. 81,830 1,979,468
Physicians Realty Trust 197,860 2,975,814
STAG Industrial, Inc. 81,070 2,304,820
WP Carey, Inc. 51,980 3,628,204
14,847,217
Technology — 3.24%
International Business Machines Corp. 33,740 4,008,649
Utilities — 2.92%
NorthWestern Corp. 73,340 3,614,195
Total Common Stocks (Cost $65,167,458) 60,467,314
PREFERRED STOCKS — 35.00% Shares Fair Value
Energy — 1.06%
Energy Transfer LP, Series D, 7.63% 57,530 1,315,711

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)
PREFERRED STOCKS — 35.00% - (continued) Shares Fair Value
Financials — 18.06%
AGNC Investment Corp., Series C, 7.00% 56,340 $ 1,312,722
Allstate Corp., Series G, 5.63% 64,550 1,510,470
American Express Co., Series D, 3.55% 4,100,000 3,170,001
Annaly Capital Management, Inc., Series F, 6.95% 139,530 3,325,000
Bank of America Corp., Series KK, 5.38% 51,050 1,108,806
Charles Schwab Corp. (The), Series D, 5.95% 51,250 1,259,213
Charles Schwab Corp. (The), Series I, 4.00% 4,517,000 3,711,306
Invesco Mortgage Capital, Inc., Series C, 7.50% 122,310 1,872,566
Two Harbors Investment Corp., Series B, 7.63% 161,400 2,847,096
Wells Fargo & Co., Series L, 7.50% 1,850 2,227,400
22,344,580
Real Estate — 6.96%
Armada Hoffler Properties Inc., Series A, 6.75% 109,817 2,515,907
Digital Realty Trust, Inc., Series L, 5.20% 102,150 2,150,258
Hersha Hospitality Trust, Series D, 6.50% 66,910 1,251,886
UMH Properties, Inc., Series D, 6.38% 37,100 882,980
Vornado Realty Trust, Series M, 5.25% 104,150 1,815,335
8,616,366
Utilities — 8.92%
Centerpoint Energy, Inc., Series A, 6.13% 4,150,000 3,911,171
Nisource, Inc., Series B, 6.50% 124,700 3,077,596
Sempra Energy, 5.75% 33,400 789,576
Spire, Inc., Series A, 5.90% 135,630 3,271,396
11,049,739
Total Preferred Stocks (Cost $49,751,394) 43,326,396
CORPORATE BONDS — 8.40%
Principal
Amount Fair Value
Consumer Discretionary — 3.11%
Newell Brands, Inc., 4.45%, 4/1/2026 $ 4,172,000 3,851,298
Energy — 2.12%
Transcanada Trust, 5.63%, 5/20/2075 2,830,000 2,620,212
Utilities — 3.17%
Southern Co. (The), Series B, 6.92%, 3/15/2057 (3MO LIBOR +
363.00bps)
(a)
4,009,000 3,928,820
Total Corporate Bonds (Cost $10,726,885) 10,400,330
PREFERRED STOCKS — 4.52%
Principal
Amount Fair Value
MONEY MARKET FUNDS - 2.93% Shares
Federated Hermes Treasury Obligations Fund, Institutional Shares, 2.84%
(b)
3,626,643 3,626,643
Total Money Market Funds (Cost $3,626,643) 3,626,643
Total Investments — 99.68% (Cost $135,944,469) 123,423,947

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)
MONEY MARKET FUNDS - 2.93% - continued Shares
Other Assets in Excess of Liabilities — 0.32% 400,458
NET ASSETS — 100.00% $ 123,824,405
(a) Variable rate security. The rate shown is the effective interest rate as September 30, 2022. The benchmark on which the rate is calculated is shown parenthetically.
(b) Rate disclosed is the seven day effective yield as of September 30, 2022.
ADR - American Depositary Receipt.